UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008

[LOGO OF USAA]
    USAA(R)

                                  USAA GROWTH &
                                        INCOME Fund

                                               [GRAPHIC OF GROWTH & INCOME FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Distributions to Shareholders                                            13

   Report of Independent Registered Public Accounting Firm                  14

   Portfolio of Investments                                                 15

   Notes to Portfolio of Investments                                        29

   Financial Statements                                                     30

   Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                             49

ADVISORY AGREEMENTS                                                         51

TRUSTEES' AND OFFICERS' INFORMATION                                         59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

Loomis, Sayles & Company, L.P.       Barrow, Hanley, Mewhinney & Strauss, Inc.
   MARK B. BARIBEAU, CFA                RAY NIXON, JR.
   PAMELA N. CZEKANSKI, CFA             ROBERT J. CHAMBERS, CFA
   RICHARD SKAGGS, CFA                  TIMOTHY J. CULLER, CFA

Wellington Management Company, LLP   UBS Global Asset Management (Americas) Inc.
   MATTHEW E. MEGARGEL, CFA             JOHN LEONARD, CFA
   FRANCIS BOGGAN, CFA                  THOMAS M. COLE, CFA
   JEFF KRIPKE                          THOMAS DIGENAN, CFA, CPA
                                        SCOTT HAZEN, CFA, CPA
Barrow, Hanley, Mewhinney & Strauss,
Inc.
   MARK GIAMBRONE, CPA
   JAMES P. BARROW

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended July 31, 2008, the USAA Growth & Income Fund had a total return of -10.75%. This compares to returns of -10.32% for the Russell 3000 Index and -11.11% for the Lipper Multi-Cap Core Funds Index.

         The Fund has four subadvisers. Loomis, Sayles & Company, L.P. (Loomis Sayles) is a growth-oriented manager. Wellington Management Company, LLP (Wellington Management) manages in a core style that encompasses growth and value. Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS) is a value-oriented manager. UBS Global Asset Management (Americas) Inc.
         (UBS) uses a core U.S. large-cap equity strategy.

HOW DID LOOMIS SAYLES' PORTION OF THE FUND PERFORM?

         The Loomis Sayles portion of the Fund significantly outperformed the Russell 3000 Growth Index. On a sector level, the best relative performance came from materials and processing, overweight

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         for the portion, producer durables, which was slightly overweight for the portion, and health care, which had a slight underweight for the portion.

         Potash Corp. of Saskatchewan, Inc., whose fertilizer business was buoyed by the increasing demand for agricultural products, especially overseas, was the best individual holding in this portion of the Fund. First Solar, Inc., with a unique thin-film technology that is cheaper and easier to install than traditional silicon-based panels, benefited from increased earnings, strong business in Europe, and expansion into the United States. Activision Blizzard, Inc., publisher of interactive entertainment software, and credit card issuer MasterCard, Inc. "A" also were strong performers.

WHAT AREAS DETRACTED FROM INDEX-RELATIVE PERFORMANCE?

         There virtually was no weight in consumer staples, a sector that performed relatively well in a slow economic environment. There was a low weighting in utilities, which also performed well. On a stock-specific level, the worst relative performers in the Loomis Sayles portion of the Fund included FCStone Group, Inc., VMware, Inc. "A," NVIDIA Corp., and Cognizant Technology Solutions Corp. "A."

WHAT'S THE LOOMIS SAYLES APPROACH NOW?

         Regardless of the economic backdrop, we're looking for companies that are increasing revenues and earnings significantly faster than the overall markets. Whereas at the peak of the economic cycle there were many high-growth opportunities in retail, financials, and technology, our search now is focused more on less-cyclical companies.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-28.

         FCSTONE GROUP, INC. AND NVIDIA CORP. WERE SOLD OUT OF THE FUND PRIOR TO JULY 31, 2008.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM?

         Performance relative to the Russell 3000 Index was good in the Wellington Management portion of the Fund. An underweight position in the turbulent financials sector, combined with an overweight in the robust energy sector, were relatively positive contributors. An underweight in telecommunications services and strong stock selection in energy and consumer discretionary stocks also yielded good results.

         Industrials detracted most from relative performance, and financial stocks, including bond insurer MBIA, Inc. and Bank of America Corp., detracted. We sold MBIA and reduced our position in Bank of America. Within health care, Schering-Plough Corp. declined on concerns about its cholesterol drug Vytorin and was sold out of the Wellington Management portion of the portfolio in the first quarter of 2008.

HOW IS THE WELLINGTON MANAGEMENT PORTION POSITIONED NOW?

         This portion of the Fund is overweight in health care, energy, industrials, and information technology. We seek health care companies with high value-added products that are relatively less sensitive to government pricing policy. In energy, we believe that tight supply/demand dynamics and global infrastructure growth are key long-term drivers. In industrials, we still favor capital goods makers but have been trimming sector exposure. Financials continues to be the largest underweight given the potential for further write-downs and deteriorating loan metrics. We also are underweight significantly in the consumer discretionary sector, where despite appealing valuations, the weak consumer reduces the likelihood of near-term positive catalysts.

HOW DID THE BHMS-MANAGED PORTION OF THE FUND PERFORM?

         Relative to the Russell 3000 Value Index, the BHMS-managed portion of the Fund benefited from a substantial overweight in

 . . . C O N T I N U E D
========================--------------------------------------------------------

         industrial stocks, which emphasized companies with access to global growth. Information technology was another overweight area that was beneficial. International Business Machines Corp. (IBM) was this portion of the Fund's biggest IT contributor thanks to its strong global services business and investor-friendly share buybacks. A substantial underweight in financials as the credit crisis arose also was positive for the BHMS portion.

         At a time when energy and materials stocks did very well, an underweight to energy detracted. Within materials, the only company held in this portion of the Fund was a chemical firm that did not participate in the rise of metals and mining stocks. An overweight to health care, particularly in HMOs, was detrimental, because they sold off dramatically in January when insurance premiums failed to keep up with rising costs. Believing that the pricing problem was temporary, we added to current HMO holdings and initiated a position in CIGNA Corp.

WHAT IS BHMS's OUTLOOK?

         The market will struggle so long as there is pressure on financials, which must work through remaining credit crisis issues and a normal downturn in the credit cycle. We at BHMS see this as a time of opportunity and are positioning the portfolio in high-quality companies whose lower stock prices reflect the weak stock market, not their individual prospects. Examples include Applied Materials, Inc., IBM, and Johnson & Johnson.

HOW DID THE UBS-MANAGED PORTION OF THE FUND PERFORM?

         Through the entire reporting year, our portion of the Fund's positioning reflected our view that the banks were historically cheap and that energy prices were in a speculative bubble. This obviously caused us to underperform the Russell 3000 Index as crude oil dramatically spiked and banks and other financials continued to take major balance-sheet write-downs in the credit crisis. However, we note that the great majority of the

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         underperformance occurred in 2007; stock selection improved substantially in 2008.

         We are more confident than ever in our overall stance. Although we expect more write-downs that could hurt in the short term, the UBS portion of the Fund is invested in banks that are well-positioned to bounce as the credit crisis wanes. In energy, we saw crude oil prices start to drop at the end of the reporting period, and our view is that they will fall substantially from here. Headline risk remains high in banks and in the oil markets, but longer term we believe that acting on our convictions will prove very beneficial for shareholders.

         In terms of specific holdings, our best relative performer was Peabody Energy Corp., a low-cost producer of Western U.S. coal that's benefiting from strong domestic demand. Wells Fargo & Co. and Bank of New York Mellon Corp. are two financials whose underlying performance has been good, although stock selection in the banking sector in the UBS portion of the Fund detracted. The biggest loser in the UBS portion was R.H. Donnelley Corp., a Yellow Pages company that has suffered in the age of Google.

         R.H.  DONNELLEY  CORP. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2008.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND (Ticker Symbol: USGRX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income.

--------------------------------------------------------------------------------
                                     7/31/08                        7/31/07
--------------------------------------------------------------------------------
Net Assets                        $1,292.9 Million              $1,531.6 Million
Net Asset Value Per Share              $14.86                        $19.26

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR                                  5 YEARS                        10 YEARS
-10.75%                                  6.92%                           3.58%


----------------
 EXPENSE RATIO*
----------------
     1.00%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         *THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER MULTI-CAP     RUSSELL 3000       USAA GROWTH &
                CORE FUNDS INDEX         INDEX           INCOME FUND
07/31/98           $10,000.00         $10,000.00         $10,000.00
08/31/98             8,443.24           8,468.13           8,458.69
09/30/98             8,843.49           9,045.79           8,741.17
10/31/98             9,446.93           9,732.42           9,442.94
11/30/98             9,953.27          10,327.67          10,015.58
12/31/98            10,628.18          10,984.08          10,272.33
01/31/99            10,980.73          11,357.23          10,554.07
02/28/99            10,557.72          10,954.94          10,283.60
03/31/99            10,891.08          11,356.91          10,748.24
04/30/99            11,335.37          11,869.54          11,521.61
05/31/99            11,208.71          11,643.95          11,374.84
06/30/99            11,758.11          12,232.39          11,920.17
07/31/99            11,499.19          11,861.48          11,552.61
08/31/99            11,298.77          11,726.60          11,247.26
09/30/99            11,017.10          11,426.88          10,850.28
10/31/99            11,576.28          12,143.65          11,276.58
11/30/99            11,948.94          12,483.51          11,323.30
12/31/99            12,835.32          13,280.05          11,721.58
01/31/00            12,472.65          12,759.46          11,275.26
02/29/00            12,953.18          12,877.72          10,740.86
03/31/00            13,783.42          13,886.54          11,903.80
04/30/00            13,271.73          13,397.18          11,892.03
05/31/00            12,810.48          13,020.90          11,927.34
06/30/00            13,350.69          13,406.41          11,897.19
07/31/00            13,142.09          13,169.45          11,667.27
08/31/00            14,069.23          14,146.13          12,233.24
09/30/00            13,422.94          13,505.63          11,826.70
10/31/00            13,271.28          13,313.33          12,091.26
11/30/00            12,141.32          12,086.22          11,682.40
12/31/00            12,407.04          12,289.33          12,072.49
01/31/01            12,835.33          12,709.73          12,373.85
02/28/01            11,679.87          11,548.47          11,813.32
03/31/01            10,987.10          10,795.67          11,312.05
04/30/01            11,877.17          11,661.43          12,133.43
05/31/01            11,977.25          11,755.09          12,169.66
06/30/01            11,771.14          11,538.34          11,852.84
07/31/01            11,534.47          11,348.18          11,913.34
08/31/01            10,880.96          10,678.22          11,193.34
09/30/01             9,765.57           9,736.14          10,289.59
10/31/01            10,030.72           9,962.66          10,410.85
11/30/01            10,818.44          10,730.01          11,199.10
12/31/01            11,071.93          10,881.25          11,332.72
01/31/02            10,827.09          10,744.80          11,150.85
02/28/02            10,631.54          10,525.08          11,025.42
03/31/02            11,061.81          10,986.56          11,352.29
04/30/02            10,591.63          10,410.16          10,787.19
05/31/02            10,504.87          10,289.54          10,699.28
06/30/02             9,681.88           9,548.86           9,927.19
07/31/02             8,918.32           8,789.69           9,204.18
08/31/02             8,974.75           8,831.21           9,235.62
09/30/02             8,149.40           7,903.31           8,311.17
10/31/02             8,665.40           8,532.63           8,877.41
11/30/02             9,193.09           9,048.95           9,512.86
12/31/02             8,664.86           8,537.36           8,921.95
01/31/03             8,518.54           8,328.46           8,657.65
02/28/03             8,371.47           8,191.44           8,509.38
03/31/03             8,398.55           8,277.58           8,556.87
04/30/03             9,051.72           8,953.51           9,189.28
05/31/03             9,663.84           9,493.99           9,750.71
06/30/03             9,808.12           9,622.11           9,937.14
07/31/03             9,997.63           9,842.84          10,176.04
08/31/03            10,305.05          10,060.96          10,395.58
09/30/03            10,167.98           9,951.73          10,245.16
10/31/03            10,773.54          10,554.00          10,917.40
11/30/03            10,941.75          10,699.37          11,078.99
12/31/03            11,377.99          11,188.76          11,529.06
01/31/04            11,645.32          11,422.16          11,690.81
02/29/04            11,826.18          11,576.04          11,871.96
03/31/04            11,691.95          11,438.63          11,702.48
04/30/04            11,445.78          11,202.12          11,495.36
05/31/04            11,582.87          11,364.92          11,637.75
06/30/04            11,839.27          11,590.80          11,971.77
07/31/04            11,353.84          11,152.49          11,473.22
08/31/04            11,345.49          11,198.42          11,414.95
09/30/04            11,588.09          11,370.56          11,611.85
10/31/04            11,762.92          11,557.31          11,709.05
11/30/04            12,353.39          12,094.57          12,298.71
12/31/04            12,787.76          12,525.52          12,755.07
01/31/05            12,496.84          12,191.90          12,478.24
02/28/05            12,749.50          12,460.29          12,706.63
03/31/05            12,549.04          12,249.53          12,503.32
04/30/05            12,207.45          11,983.39          12,240.09
05/31/05            12,707.31          12,437.46          12,690.35
06/30/05            12,847.23          12,524.34          12,751.21
07/31/05            13,391.81          13,038.16          13,285.11
08/31/05            13,330.83          12,913.86          13,271.24
09/30/05            13,450.58          13,026.84          13,358.73
10/31/05            13,172.47          12,782.87          13,039.51
11/30/05            13,679.44          13,280.12          13,601.62
12/31/05            13,839.10          13,292.04          13,634.37
01/31/06            14,353.11          13,736.14          14,107.07
02/28/06            14,296.05          13,760.57          14,011.05
03/31/06            14,614.67          13,998.42          14,140.22
04/30/06            14,795.72          14,150.29          14,325.11
05/31/06            14,283.20          13,697.25          13,637.33
06/30/06            14,241.10          13,721.49          13,661.93
07/31/06            14,070.44          13,708.64          13,446.96
08/31/06            14,403.44          14,043.99          13,572.98
09/30/06            14,712.73          14,358.37          14,018.48
10/31/06            15,260.06          14,875.24          14,456.55
11/30/06            15,621.48          15,198.89          14,864.93
12/31/06            15,796.17          15,380.91          14,936.81
01/31/07            16,140.46          15,673.68          15,375.16
02/28/07            15,927.72          15,416.56          15,110.50
03/31/07            16,095.62          15,577.02          15,366.89
04/30/07            16,721.59          16,199.28          15,871.40
05/31/07            17,347.64          16,789.62          16,640.57
06/30/07            17,197.42          16,475.18          16,475.16
07/31/07            16,647.21          15,913.32          15,929.29
08/31/07            16,754.70          16,141.75          16,069.89
09/30/07            17,338.63          16,730.23          16,657.11
10/31/07            17,688.06          17,037.13          17,194.70
11/30/07            16,893.24          16,270.14          16,466.88
12/31/07            16,739.11          16,171.69          16,354.93
01/31/08            15,799.05          15,191.50          15,218.11
02/29/08            15,382.76          14,719.65          14,673.58
03/31/08            15,166.28          14,632.44          14,463.41
04/30/08            15,928.55          15,364.19          15,294.53
05/31/08            16,318.95          15,678.95          15,686.21
06/30/08            15,017.86          14,385.11          14,474.89
07/31/08            14,798.09          14,270.38          14,216.41

                           [END CHART]

          DATA FROM 7/31/98 THROUGH 7/31/08.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment   in  the  USAA  Growth  &  Income  Fund  to  the  following benchmarks:

         o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

         o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
    TOP 10 EQUITY HOLDINGS AS OF 7/31/2008
               (% of Net Assets)
----------------------------------------------

General Electric Co.                     1.5%

Genzyme Corp.                            1.5%

Intel Corp.                              1.5%

Wells Fargo & Co.                        1.5%

Wyeth                                    1.4%

Citigroup, Inc.                          1.3%

Halliburton Co.                          1.2%

Burlington Northern Santa Fe Corp.       1.1%

Illinois Tool Works, Inc.                1.1%

Medtronic, Inc.                          1.1%

             YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-28.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                            SECTOR ASSET ALLOCATION*
                                    7/31/2008

    [PIE CHART OF SECTOR ASSET ALLOCATION]

Information Technology                   15.5%
Health Care                              15.3%
Industrials                              15.2%
Financials                               14.2%
Energy                                   11.3%
Consumer Discretionary                   10.7%
Consumer Staples                          4.7%
Utilities                                 3.9%
Materials                                 3.5%
Money Market Instruments                  2.2%
Telecommunication Services                2.1%
Exchange-Traded Funds**                   0.8%

                  [END CHART]

          *EXCLUDES SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
           SECURITIES LOANED.

         **EXCHANGE-TRADED FUNDS (ETFs) ARE BASKETS OF SECURITIES AND ARE
           TRADED, LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFs REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH & INCOME FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         39.7% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $143,053,000 as long-term capital gains for the fiscal year ended July 31, 2008.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $424,000 as qualifying interest income.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GROWTH & INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth & Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth & Income Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.2%)

               COMMON STOCKS (96.4%)

               CONSUMER DISCRETIONARY (10.7%)
               ------------------------------
               ADVERTISING (0.8%)
   591,400     Interpublic Group of Companies, Inc.*(a)                            $    5,198
   134,100     Omnicom Group, Inc.                                                      5,725
                                                                                   ----------
                                                                                       10,923
                                                                                   ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    74,900     Carter's, Inc.*                                                          1,238
    92,300     Coach, Inc.*(a)                                                          2,355
    85,000     Hanesbrands, Inc.*(a)                                                    1,822
    43,800     True Religion Apparel, Inc.*                                             1,132
                                                                                   ----------
                                                                                        6,547
                                                                                   ----------
               APPAREL RETAIL (1.2%)
    29,800     Aeropostale, Inc.*                                                         961
    69,000     Buckle, Inc.                                                             3,552
   163,000     Chico's FAS, Inc.*                                                         908
    67,300     Gymboree Corp.*                                                          2,517
    59,612     Jos. A. Bank Clothiers, Inc.*(a)                                         1,335
   185,000     Urban Outfitters, Inc.*(a)                                               6,107
                                                                                   ----------
                                                                                       15,380
                                                                                   ----------
               AUTO PARTS & EQUIPMENT (1.1%)
   168,500     BorgWarner, Inc.                                                         6,794
   252,500     Johnson Controls, Inc.                                                   7,615
                                                                                   ----------
                                                                                       14,409
                                                                                   ----------
               AUTOMOTIVE RETAIL (0.3%)
    49,800     Advance Auto Parts, Inc.                                                 2,046
    53,000     O'Reilly Automotive, Inc.*                                               1,354
                                                                                   ----------
                                                                                        3,400
                                                                                   ----------
               BROADCASTING & CABLE TV (1.0%)
   594,400     Comcast Corp. "A"                                                       12,256
                                                                                   ----------
               DEPARTMENT STORES (0.5%)
   139,965     Kohl's Corp.*                                                            5,866
                                                                                   ----------
               GENERAL MERCHANDISE STORES (0.2%)
   126,000     Family Dollar Stores, Inc.                                               2,936
                                                                                   ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (0.2%)
    46,900     Home Depot, Inc.                                                    $    1,118
    28,300     Sherwin-Williams Co.                                                     1,507
                                                                                   ----------
                                                                                        2,625
                                                                                   ----------
               HOTELS, RESORTS, & CRUISE LINES (1.5%)
   287,500     Carnival Corp.                                                          10,620
   178,200     Royal Caribbean Cruises Ltd.(a)                                          4,541
   121,300     Starwood Hotels and Resorts Worldwide, Inc.                              4,159
                                                                                   ----------
                                                                                       19,320
                                                                                   ----------
               HOUSEHOLD APPLIANCES (0.5%)
   137,600     Stanley Works                                                            6,120
                                                                                   ----------
               HOUSEWARES & SPECIALTIES (0.4%)
    83,700     Fortune Brands, Inc.                                                     4,797
                                                                                   ----------
               INTERNET RETAIL (0.8%)
    55,209     Amazon.com, Inc.*                                                        4,215
    56,350     Priceline.com, Inc.*(a)                                                  6,477
                                                                                   ----------
                                                                                       10,692
                                                                                   ----------
               MOTORCYCLE MANUFACTURERS (0.1%)
    44,700     Harley-Davidson, Inc.                                                    1,691
                                                                                   ----------
               MOVIES & ENTERTAINMENT (0.5%)
    15,300     DreamWorks Animation SKG, Inc. "A"*                                        454
   435,700     News Corp. "A"                                                           6,157
                                                                                   ----------
                                                                                        6,611
                                                                                   ----------
               PUBLISHING (0.0%)
    95,200     Idearc, Inc.                                                               125
                                                                                   ----------
               RESTAURANTS (0.6%)
    62,000     McDonald's Corp.                                                         3,707
   285,600     Starbucks Corp.*(a)                                                      4,195
                                                                                   ----------
                                                                                        7,902
                                                                                   ----------
               SPECIALIZED CONSUMER SERVICES (0.2%)
    94,800     Service Corp. International                                                907
    57,100     Steiner Leisure Ltd.*                                                    1,765
                                                                                   ----------
                                                                                        2,672
                                                                                   ----------
               SPECIALTY STORES (0.3%)
   136,000     Office Depot, Inc.*                                                        925
    66,990     Staples, Inc.                                                            1,507

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    53,000     Tiffany & Co.                                                       $    2,003
                                                                                   ----------
                                                                                        4,435
                                                                                   ----------
               Total Consumer Discretionary                                           138,707
                                                                                   ----------
               CONSUMER STAPLES (4.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
    42,000     Bunge Ltd.                                                               4,155
                                                                                   ----------
               DISTILLERS & VINTNERS (0.4%)
   193,300     Constellation Brands, Inc. "A"*                                          4,160
    21,600     Diageo plc ADR                                                           1,520
                                                                                   ----------
                                                                                        5,680
                                                                                   ----------
               FOOD DISTRIBUTORS (0.5%)
   211,700     Sysco Corp.                                                              6,004
                                                                                   ----------
               FOOD RETAIL (0.1%)
    49,600     SUPERVALU, Inc.                                                          1,271
                                                                                   ----------
               HOUSEHOLD PRODUCTS (0.3%)
    67,000     Procter & Gamble Co.                                                     4,387
                                                                                   ----------
               HYPERMARKETS & SUPER CENTERS (0.4%)
    98,230     Wal-Mart Stores, Inc.                                                    5,758
                                                                                   ----------
               PACKAGED FOODS & MEAT (0.2%)
    72,983     Kraft Foods, Inc. "A"                                                    2,322
                                                                                   ----------
               SOFT DRINKS (0.3%)
    51,140     PepsiCo, Inc.                                                            3,404
                                                                                   ----------
               TOBACCO (2.2%)
    97,900     Altria Group, Inc.                                                       1,992
    71,700     Imperial Tobacco Group plc ADR                                           5,373
    48,800     Lorillard, Inc.*                                                         3,275
   180,275     Philip Morris International, Inc.                                        9,311
    58,800     Reynolds American, Inc.                                                  3,283
    88,600     UST, Inc.                                                                4,661
                                                                                   ----------
                                                                                       27,895
                                                                                   ----------
               Total Consumer Staples                                                  60,876
                                                                                   ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               ENERGY (11.3%)
               --------------
               COAL & CONSUMABLE FUELS (0.8%)
    76,900     Peabody Energy Corp.                                                $    5,202
    47,000     Walter Industries, Inc.                                                  4,929
                                                                                   ----------
                                                                                       10,131
                                                                                   ----------
               INTEGRATED OIL & GAS (3.0%)
   107,800     Chevron Corp.                                                            9,116
    71,400     ConocoPhillips                                                           5,828
    35,930     Exxon Mobil Corp.                                                        2,890
   190,940     Marathon Oil Corp.                                                       9,446
    55,100     Murphy Oil Corp.                                                         4,393
    86,800     Occidental Petroleum Corp.                                               6,842
    12,100     Petroleo Brasileiro S.A. ADR                                               676
                                                                                   ----------
                                                                                       39,191
                                                                                   ----------
               OIL & GAS DRILLING (0.9%)
    32,800     Atwood Oceanics, Inc.*                                                   1,506
    53,400     Hercules Offshore, Inc.*                                                 1,333
    34,900     Noble Corp.                                                              1,810
    50,981     Transocean, Inc.*                                                        6,935
                                                                                   ----------
                                                                                       11,584
                                                                                   ----------
               OIL & GAS EQUIPMENT & SERVICES (2.8%)
   148,100     Baker Hughes, Inc.                                                      12,279
   332,515     Halliburton Co.                                                         14,903
   102,000     National-Oilwell Varco, Inc.*                                            8,020
    10,625     Schlumberger Ltd.                                                        1,080
                                                                                   ----------
                                                                                       36,282
                                                                                   ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.8%)
    51,225     Apache Corp.                                                             5,746
   108,000     Chesapeake Energy Corp.                                                  5,416
    89,245     EOG Resources, Inc.                                                      8,972
    52,100     Noble Energy, Inc.                                                       3,849
    88,100     Southwestern Energy Co.*                                                 3,199
    48,700     St. Mary Land & Exploration Co.                                          2,073
    55,113     Ultra Petroleum Corp.*(a)                                                3,934
    60,396     XTO Energy, Inc.                                                         2,852
                                                                                   ----------
                                                                                       36,041
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.3%)
    58,400     Sunoco, Inc.(a)                                                     $    2,372
   122,800     Tesoro Corp.(a)                                                          1,896
                                                                                   ----------
                                                                                        4,268
                                                                                   ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.7%)
   219,000     El Paso Corp.                                                            3,927
   125,150     Spectra Energy Corp.                                                     3,400
    42,675     Williams Companies, Inc.                                                 1,368
                                                                                   ----------
                                                                                        8,695
                                                                                   ----------
               Total Energy                                                           146,192
                                                                                   ----------
               FINANCIALS (14.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
   113,200     Bank of New York Mellon Corp.                                            4,019
    31,091     BlackRock, Inc. "A"                                                      6,738
    14,450     Franklin Resources, Inc.                                                 1,454
   160,685     Invesco Ltd. ADR                                                         3,742
    80,000     Janus Capital Group, Inc.                                                2,427
    48,000     Northern Trust Corp.                                                     3,752
    61,545     State Street Corp.                                                       4,409
    71,793     T. Rowe Price Group, Inc.                                                4,297
                                                                                   ----------
                                                                                       30,838
                                                                                   ----------
               CONSUMER FINANCE (1.2%)
    77,200     American Express Co.                                                     2,866
    40,000     Capital One Financial Corp.                                              1,674
   317,800     Discover Financial Services                                              4,656
   337,500     SLM Corp.*                                                               5,781
                                                                                   ----------
                                                                                       14,977
                                                                                   ----------
               DIVERSIFIED BANKS (1.5%)
   661,600     Wells Fargo & Co.                                                       20,027
                                                                                   ----------
               INSURANCE BROKERS (0.2%)
    74,000     Willis Group Holdings Ltd.                                               2,314
                                                                                   ----------
               INVESTMENT BANKING & BROKERAGE (1.3%)
   255,083     Charles Schwab Corp.                                                     5,839
    20,826     Goldman Sachs Group, Inc.                                                3,833
   135,300     Morgan Stanley                                                           5,341
   120,000     TD Ameritrade Holding Corp.*                                             2,389
                                                                                   ----------
                                                                                       17,402
                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (1.0%)
   134,000     AFLAC, Inc.                                                         $    7,452
   144,900     Principal Financial Group, Inc.                                          6,159
                                                                                   ----------
                                                                                       13,611
                                                                                   ----------
               MULTI-LINE INSURANCE (0.7%)
    93,800     American International Group, Inc.                                       2,444
   113,000     Hartford Financial Services Group, Inc.                                  7,163
                                                                                   ----------
                                                                                        9,607
                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
   150,800     Bank of America Corp.                                                    4,961
   901,855     Citigroup, Inc.                                                         16,856
   180,440     JPMorgan Chase & Co.                                                     7,331
                                                                                   ----------
                                                                                       29,148
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (0.7%)
    39,378     ACE Ltd.                                                                 1,996
    51,000     Allstate Corp.                                                           2,357
    99,500     Assured Guaranty Ltd.(a)                                                 1,140
    61,700     Axis Capital Holdings Ltd.                                               1,955
    35,300     W.R. Berkley Corp.                                                         834
     8,980     XL Capital Ltd. "A"                                                        161
                                                                                   ----------
                                                                                        8,443
                                                                                   ----------
               REGIONAL BANKS (1.8%)
    47,500     City National Corp.                                                      2,334
   494,200     Fifth Third Bancorp (a)                                                  6,904
   278,800     Huntington Bancshares, Inc.(a)                                           1,957
   101,130     PNC Financial Services Group, Inc.                                       7,210
   133,300     SunTrust Banks, Inc.                                                     5,473
                                                                                   ----------
                                                                                       23,878
                                                                                   ----------
               REITs - INDUSTRIAL (0.2%)
    85,600     First Industrial Realty Trust, Inc.(a)                                   2,122
                                                                                   ----------
               REITs - MORTGAGE (0.3%)
   218,400     Annaly Capital Management, Inc.                                          3,291
                                                                                   ----------
               SPECIALIZED FINANCE (0.1%)
   171,200     CIT Group, Inc.(a)                                                       1,452
                                                                                   ----------
               THRIFTS & MORTGAGE FINANCE (0.5%)
   206,400     Freddie Mac(b)                                                           1,686
    57,800     New York Community Bancorp, Inc.                                           961

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   176,360     People's United Financial, Inc.                                     $    2,995
   104,800     Washington Mutual, Inc.(a)                                                 558
                                                                                   ----------
                                                                                        6,200
                                                                                   ----------
               Total Financials                                                       183,310
                                                                                   ----------
               HEALTH CARE (15.3%)
               -------------------
               BIOTECHNOLOGY (3.7%)
    68,640     Amgen, Inc.*                                                             4,299
    18,900     Biogen Idec, Inc.*                                                       1,319
    74,001     Celgene Corp.*(a)                                                        5,586
    75,100     Cephalon, Inc.*(a)                                                       5,494
    57,355     Genentech, Inc.*                                                         5,463
   249,540     Genzyme Corp.*                                                          19,127
   117,316     Gilead Sciences, Inc.*                                                   6,333
                                                                                   ----------
                                                                                       47,621
                                                                                   ----------
               HEALTH CARE EQUIPMENT (2.9%)
    57,900     Baxter International, Inc.                                               3,973
   114,730     Covidien Ltd.                                                            5,649
    61,700     Hill-Rom Holdings, Inc.                                                  1,733
    36,200     Hospira, Inc.*                                                           1,381
    16,234     Intuitive Surgical, Inc.*                                                5,054
   265,335     Medtronic, Inc.                                                         14,018
    95,300     St. Jude Medical, Inc.*                                                  4,439
    16,270     Zimmer Holdings, Inc.*                                                   1,121
                                                                                   ----------
                                                                                       37,368
                                                                                   ----------
               HEALTH CARE SERVICES (1.1%)
    44,800     DaVita, Inc.*                                                            2,502
   131,600     Medco Health Solutions, Inc.*                                            6,525
   105,100     Omnicare, Inc.                                                           3,094
    41,800     Quest Diagnostics, Inc.                                                  2,222
                                                                                   ----------
                                                                                       14,343
                                                                                   ----------
               LIFE SCIENCES TOOLS & SERVICES (1.3%)
    53,500     Covance, Inc.*                                                           4,911
    58,047     Illumina, Inc.*                                                          5,412
    43,000     Invitrogen Corp.*                                                        1,907
    51,900     Millipore Corp.*                                                         3,651
    26,500     Waters Corp.*                                                            1,801
                                                                                   ----------
                                                                                       17,682
                                                                                   ----------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.8%)
    62,200     CIGNA Corp.                                                         $    2,303
   236,400     Coventry Health Care, Inc.*                                              8,361
    54,900     Health Net, Inc.*                                                        1,535
   237,950     UnitedHealth Group, Inc.                                                 6,681
    77,728     WellPoint, Inc.*                                                         4,077
                                                                                   ----------
                                                                                       22,957
                                                                                   ----------
               PHARMACEUTICALS (4.5%)
    32,555     Abbott Laboratories                                                      1,834
   105,500     Allergan, Inc.                                                           5,479
    28,870     AstraZeneca plc ADR                                                      1,402
   148,900     Bristol-Myers Squibb Co.                                                 3,145
    28,000     Elan Corp. plc ADR*                                                        561
    24,670     Eli Lilly and Co.                                                        1,162
   172,600     Johnson & Johnson                                                       11,818
   108,400     Merck & Co., Inc.                                                        3,566
   208,100     Pfizer, Inc.                                                             3,885
   359,200     Schering-Plough Corp.                                                    7,572
   437,700     Wyeth                                                                   17,736
                                                                                   ----------
                                                                                       58,160
                                                                                   ----------
               Total Health Care                                                      198,131
                                                                                   ----------
               INDUSTRIALS (15.2%)
               -------------------
               AEROSPACE & DEFENSE (1.8%)
    42,600     Goodrich Corp.                                                           2,093
   156,205     Honeywell International, Inc.                                            7,941
    84,300     L-3 Communications Holdings, Inc.                                        8,320
    22,070     Lockheed Martin Corp.                                                    2,303
    23,100     Precision Castparts Corp.                                                2,158
                                                                                   ----------
                                                                                       22,815
                                                                                   ----------
               AIR FREIGHT & LOGISTICS (0.9%)
   124,200     FedEx Corp.                                                              9,792
    48,600     Hub Group, Inc. "A"*                                                     1,889
                                                                                   ----------
                                                                                       11,681
                                                                                   ----------
               AIRLINES (0.3%)
   271,700     Southwest Airlines Co.                                                   4,236
                                                                                   ----------
               BUILDING PRODUCTS (0.5%)
   404,700     Masco Corp.                                                              6,673
                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING (0.9%)
    56,000     Fluor Corp.                                                         $    4,556
    50,000     Jacobs Engineering Group, Inc.*                                          3,867
    50,000     Shaw Group, Inc.*                                                        2,890
                                                                                   ----------
                                                                                       11,313
                                                                                   ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.0%)
    86,000     Bucyrus International, Inc. "A"                                          6,021
    43,410     Caterpillar, Inc.                                                        3,018
    67,000     Cummins, Inc.                                                            4,445
    82,350     Oshkosh Truck Corp.*                                                     1,485
   182,150     PACCAR, Inc.                                                             7,661
    72,300     Terex Corp.*                                                             3,422
                                                                                   ----------
                                                                                       26,052
                                                                                   ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.1%)
    62,400     Emerson Electric Co.                                                     3,039
    22,787     First Solar, Inc.*                                                       6,497
    98,130     Thomas & Betts Corp.*                                                    4,060
                                                                                   ----------
                                                                                       13,596
                                                                                   ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    92,000     Stericycle, Inc.*                                                        5,497
                                                                                   ----------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
    68,000     ABB Ltd. ADR*                                                            1,783
                                                                                   ----------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
    63,055     Manpower, Inc.                                                           3,027
                                                                                   ----------
               INDUSTRIAL CONGLOMERATES (1.5%)
   686,585     General Electric Co.                                                    19,423
                                                                                   ----------
               INDUSTRIAL MACHINERY (2.9%)
    39,400     Eaton Corp.                                                              2,799
    51,000     Flowserve Corp.                                                          6,800
    55,300     Graco, Inc.                                                              2,004
   311,100     Illinois Tool Works, Inc.                                               14,575
    17,500     ITT Corp.                                                                1,172
    97,500     Pall Corp.                                                               3,941
    45,000     SPX Corp.                                                                5,705
                                                                                   ----------
                                                                                       36,996
                                                                                   ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               OFFICE SERVICES & SUPPLIES (0.6%)
    68,000     Avery Dennison Corp.                                                $    2,993
    87,000     Herman Miller, Inc.                                                      2,274
    60,500     Pitney Bowes, Inc.                                                       1,917
                                                                                   ----------
                                                                                        7,184
                                                                                   ----------
               RAILROADS (1.5%)
   142,300     Burlington Northern Santa Fe Corp.                                      14,817
    53,000     CSX Corp.                                                                3,582
    11,800     Union Pacific Corp.                                                        973
                                                                                   ----------
                                                                                       19,372
                                                                                   ----------
               TRUCKING (0.5%)
    97,300     Ryder System, Inc.                                                       6,418
                                                                                   ----------
               Total Industrials                                                      196,066
                                                                                   ----------
               INFORMATION TECHNOLOGY (15.5%)
               ------------------------------
               APPLICATION SOFTWARE (0.9%)
    40,800     Amdocs Ltd.*                                                             1,241
    42,600     Autodesk, Inc.*                                                          1,358
   186,300     Intuit, Inc.*                                                            5,092
    60,000     salesforce.com, Inc.*                                                    3,827
                                                                                   ----------
                                                                                       11,518
                                                                                   ----------
               COMMUNICATIONS EQUIPMENT (1.6%)
   166,315     Cisco Systems, Inc.*                                                     3,657
   114,955     Corning, Inc.                                                            2,300
    49,300     Foundry Networks, Inc.*                                                    860
   115,000     Juniper Networks, Inc.*                                                  2,994
    91,000     Nokia Corp. ADR                                                          2,486
   157,755     QUALCOMM, Inc.                                                           8,730
                                                                                   ----------
                                                                                       21,027
                                                                                   ----------
               COMPUTER HARDWARE (2.1%)
    43,579     Apple, Inc.*                                                             6,927
   210,100     Dell, Inc.*                                                              5,162
   104,645     Hewlett-Packard Co.                                                      4,688
    83,296     International Business Machines Corp.                                   10,660
                                                                                   ----------
                                                                                       27,437
                                                                                   ----------
               COMPUTER STORAGE & PERIPHERALS (1.1%)
   266,710     EMC Corp.*                                                               4,003
    53,900     Lexmark International, Inc. "A"*                                         1,891
   312,700     NetApp, Inc.*(a)                                                         7,990
                                                                                   ----------
                                                                                       13,884
                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
     9,800     Alliance Data Systems Corp.*                                        $      629
    63,400     Computer Sciences Corp.*                                                 3,003
    16,623     MasterCard, Inc. "A"                                                     4,059
    78,854     Visa, Inc. "A"*                                                          5,761
   374,036     Western Union Co.                                                       10,338
                                                                                   ----------
                                                                                       23,790
                                                                                   ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   123,023     Amphenol Corp. "A"                                                       5,864
    25,000     Mettler Toledo International, Inc.*                                      2,688
                                                                                   ----------
                                                                                        8,552
                                                                                   ----------
               HOME ENTERTAINMENT SOFTWARE (0.5%)
   186,998     Activision Blizzard, Inc.*                                               6,728
                                                                                   ----------
               INTERNET SOFTWARE & SERVICES (0.5%)
    16,300     Akamai Technologies, Inc.*                                                 381
    13,877     Google, Inc. "A"*                                                        6,574
                                                                                   ----------
                                                                                        6,955
                                                                                   ----------
               IT CONSULTING & OTHER SERVICES (0.3%)
    56,300     Cognizant Technology Solutions Corp. "A"*                                1,580
   151,400     Perot Systems Corp. "A"*                                                 2,532
                                                                                   ----------
                                                                                        4,112
                                                                                   ----------
               SEMICONDUCTOR EQUIPMENT (0.2%)
    91,000     Applied Materials, Inc.                                                  1,576
    30,825     Varian Semiconductor Equipment Associates, Inc.*                           901
                                                                                   ----------
                                                                                        2,477
                                                                                   ----------
               SEMICONDUCTORS (3.2%)
   275,100     Analog Devices, Inc.                                                     8,393
   333,800     Broadcom Corp. "A"*                                                      8,108
   861,100     Intel Corp.                                                             19,108
   218,700     Xilinx, Inc.(a)                                                          5,430
                                                                                   ----------
                                                                                       41,039
                                                                                   ----------
               SYSTEMS SOFTWARE (2.5%)
    75,910     BMC Software, Inc.*                                                      2,497
   536,835     Microsoft Corp.                                                         13,807
   355,375     Oracle Corp.*                                                            7,651
   279,200     Symantec Corp.*                                                          5,883
    81,700     VMware, Inc. "A"*                                                        2,929
                                                                                   ----------
                                                                                       32,767
                                                                                   ----------
               Total Information Technology                                           200,286
                                                                                   ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               MATERIALS (3.5%)
               ----------------
               ALUMINUM (0.2%)
    83,725     Alcoa, Inc.                                                         $    2,826
                                                                                   ----------
               DIVERSIFIED CHEMICALS (0.2%)
    71,700     E.I. du Pont de Nemours & Co.                                            3,141
                                                                                   ----------
               DIVERSIFIED METALS & MINING (0.9%)
    75,025     Companhia Vale do Rio Doce ADR(a)                                        2,253
    92,177     Freeport-McMoRan Copper & Gold, Inc.                                     8,918
                                                                                   ----------
                                                                                       11,171
                                                                                   ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.4%)
    31,410     Agrium, Inc.                                                             2,764
    64,000     Monsanto Co.                                                             7,623
    33,000     Mosaic Co.*                                                              4,198
    14,000     Potash Corp. of Saskatchewan, Inc.                                       2,860
                                                                                   ----------
                                                                                       17,445
                                                                                   ----------
               STEEL (0.8%)
    37,272     Cleveland-Cliffs, Inc.                                                   4,041
   116,000     Steel Dynamics, Inc.                                                     3,675
    17,000     United States Steel Corp.                                                2,726
                                                                                   ----------
                                                                                       10,442
                                                                                   ----------
               Total Materials                                                         45,025
                                                                                   ----------
               TELECOMMUNICATION SERVICES (2.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
   235,150     AT&T, Inc.                                                               7,245
   142,000     Verizon Communications, Inc.                                             4,834
                                                                                   ----------
                                                                                       12,079
                                                                                   ----------
               WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   128,480     NII Holdings, Inc. "B"*(a)                                               7,023
 1,001,800     Sprint Nextel Corp.                                                      8,154
                                                                                   ----------
                                                                                       15,177
                                                                                   ----------
               Total Telecommunication Services                                        27,256
                                                                                   ----------
               UTILITIES (3.9%)
               ----------------
               ELECTRIC UTILITIES (2.4%)
   236,585     American Electric Power Co., Inc.                                        9,345
   116,100     Duke Energy Corp.                                                        2,041

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    39,500     Entergy Corp.                                                       $    4,224
   143,420     Exelon Corp.                                                            11,276
    88,900     Pepco Holdings, Inc.                                                     2,217
    66,700     Pinnacle West Capital Corp.                                              2,239
                                                                                   ----------
                                                                                       31,342
                                                                                   ----------
               MULTI-UTILITIES (1.5%)
   145,700     CenterPoint Energy, Inc.                                                 2,298
    80,200     Dominion Resources, Inc.                                                 3,543
    86,800     MDU Resources Group, Inc.                                                2,770
   135,700     NiSource, Inc.                                                           2,318
   108,000     Sempra Energy                                                            6,065
   143,200     Xcel Energy, Inc.                                                        2,872
                                                                                   ----------
                                                                                       19,866
                                                                                   ----------
               Total Utilities                                                         51,208
                                                                                   ----------
               Total Common Stocks (cost: $1,281,652)                               1,247,057
                                                                                   ----------
               EXCHANGE-TRADED FUNDS (0.8%)
    26,600     MidCap SPDR Trust Series 1(a)                                            3,886
    46,000     SPDR Trust Series 1                                                      5,834
                                                                                   ----------
               Total Exchange-Traded Funds (cost: $9,220)                               9,720
                                                                                   ----------
               Total Equity Securities (cost: $1,290,872)                           1,256,777
                                                                                   ----------
               MONEY MARKET INSTRUMENTS (2.2%)

               MONEY MARKET FUNDS (2.2%)
28,893,814     State Street Institutional Liquid Reserves, 2.48%(c)
                  (cost: $28,894)                                                      28,894
                                                                                   ----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (4.5%)

               MONEY MARKET FUNDS (1.1%)
   397,985     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(c)            398
13,605,776     Merrill Lynch Premier Institutional Fund, 2.54%(c)                      13,606
                                                                                   ----------
               Total Money Market Funds                                                14,004
                                                                                   ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (3.4%)
   $21,000     Credit Suisse First Boston LLC, 2.19%, acquired on 7/31/2008 and due 8/01/2008 at $21,000 (collateralized by $21,550 of Federal
                  Home Loan Bank(b), 2.46%(d), due 10/27/2008; market value
                  $21,423)                                                         $   21,000
    23,000     Deutsche Bank Securities, Inc., 2.18%, acquired on 7/31/2008 and due 8/01/2008 at $23,000 (collateralized by $22,000 of Federal
                  Home Loan  Bank(b),  3.88%,  due  8/22/2008;  $1,052 of Fannie
                  Mae(b),  6.13%, due 9/14/2026;  combined market value $23,461)       23,000
                                                                                   ----------
               Total Repurchase Agreements                                             44,000
                                                                                   ----------
               Total Short-Term Investments Purchased With Cash Collateral
                  From Securities Loaned (cost: $58,004)                               58,004
                                                                                   ----------

               TOTAL INVESTMENTS (COST: $1,377,770)                                $1,343,675
                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2008.

         (b) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

          *  Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JULY 31, 2008

ASSETS
  Investments in securities, at market value (including securities
     on loan of $55,577) (cost of $1,377,770)                                  $1,343,675
  Cash                                                                                333
  Receivables:
     Capital shares sold                                                              266
     Dividends and interest                                                         1,203
     Securities sold                                                               14,941
     Other                                                                             64
                                                                               ----------
        Total assets                                                            1,360,482
                                                                               ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                              58,045
     Securities purchased                                                           8,083
     Capital shares redeemed                                                          567
  Accrued management fees                                                             605
  Accrued transfer agent's fees                                                       104
  Other accrued expenses and payables                                                 135
                                                                               ----------
        Total liabilities                                                          67,539
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $1,292,943
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $1,373,114
  Accumulated undistributed net investment income                                     712
  Accumulated net realized loss on investments                                    (46,788)
  Net unrealized depreciation of investments                                      (34,095)
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $1,292,943
                                                                               ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                      87,036
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    14.86
                                                                               ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $29)             $  23,480
  Interest                                                           993
  Securities lending (net)                                           665
                                                               ---------
     Total income                                                 25,138
                                                               ---------
EXPENSES
  Management fees                                                  8,316
  Administration and servicing fees                                2,186
  Transfer agent's fees                                            3,276
  Custody and accounting fees                                        250
  Postage                                                            260
  Shareholder reporting fees                                          78
  Trustees' fees                                                      10
  Registration fees                                                   36
  Professional fees                                                   84
  Other                                                               31
                                                               ---------
     Total expenses                                               14,527
  Expenses paid indirectly                                          (121)
                                                               ---------
     Net expenses                                                 14,406
                                                               ---------
NET INVESTMENT INCOME                                             10,732
                                                               ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                              (24,753)
  Change in net unrealized appreciation/depreciation            (144,322)
                                                               ---------
     Net realized and unrealized loss                           (169,075)
                                                               ---------
Decrease in net assets resulting from operations               $(158,343)
                                                               =========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
YEARS ENDED JULY 31,

                                                                   2008            2007
                                                             --------------------------
FROM OPERATIONS
  Net investment income                                      $   10,732      $    8,499
  Net realized gain (loss) on investments                       (24,753)        190,398
  Change in net unrealized appreciation/depreciation of
     investments                                               (144,322)         49,609
                                                             --------------------------
     Increase (decrease) in net assets resulting from
        operations                                             (158,343)        248,506
                                                             --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (10,003)        (10,262)
  Net realized gains                                           (204,425)       (145,129)
                                                             --------------------------
     Distributions to shareholders                             (214,428)       (155,391)
                                                             --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     173,249         177,517
  Reinvested dividends                                          210,860         152,421
  Cost of shares redeemed                                      (249,958)       (268,476)
                                                             --------------------------
     Increase in net assets from
        capital share transactions                              134,151          61,462
                                                             --------------------------
Net increase (decrease) in net assets                          (238,620)        154,577
NET ASSETS
  Beginning of year                                           1,531,563       1,376,986
                                                             --------------------------
  End of year                                                $1,292,943      $1,531,563
                                                             ==========================
Accumulated undistributed (overdistribution of) net investment income:
  End of year                                                $      712      $       (1)
                                                             ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    10,241           9,335
  Shares issued for dividends reinvested                         12,133           8,392
  Shares redeemed                                               (14,839)        (14,127)
                                                             --------------------------
     Increase in shares outstanding                               7,535           3,600
                                                             ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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USAA GROWTH & INCOME FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are capital growth and, secondarily, current income.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

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USAA GROWTH & INCOME FUND
JULY 31, 2008

                  between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved

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USAA GROWTH & INCOME FUND
JULY 31, 2008

                  by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase  agreements are valued at cost, which  approximates market value.

               7. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the

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USAA GROWTH & INCOME FUND
JULY 31, 2008

                  securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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USAA GROWTH & INCOME FUND
JULY 31, 2008

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

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USAA GROWTH & INCOME FUND
JULY 31, 2008

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $101,000 and $20,000, respectively, resulting in a total reduction in Fund expenses of $121,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

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USAA GROWTH & INCOME FUND
JULY 31, 2008

         might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 3.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions and income from investments in partnerships resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $16,000. This reclassification has no effect on net assets.

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           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                 2008                   2007
                                             -----------------------------------
Ordinary income*                             $ 71,375,000           $ 10,262,000
Long-term realized capital gains              143,053,000            145,129,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $    712,000
Accumulated capital and other losses                                 (28,082,000)
Unrealized depreciation of investments                               (52,800,000)

         The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and adjustments from investments in partnerships.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had a current post-October capital loss of $28,082,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold

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USAA GROWTH & INCOME FUND
JULY 31, 2008

         would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $1,188,226,000 and $1,262,457,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $1,396,475,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $122,365,000 and $175,165,000, respectively, resulting in net unrealized depreciation of $52,800,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the

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           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $665,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $55,577,000 and received cash collateral of $58,045,000 for the loans. Of this amount, $58,004,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $41,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

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           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core

44

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USAA GROWTH & INCOME FUND
JULY 31, 2008

               Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $8,316,000, which is net of a performance adjustment of $(428,000) that decreased the base management fee of 0.60% by 0.03%.

            B. SUBADVISORY   ARRANGEMENTS   -  The  Manager  has  entered   into
               investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Loomis, Sayles & Company, L.P. (Loomis Sayles), Barrow, Hanley, Mewhinney & Strauss, Inc.
               (BHMS), and UBS Global Asset Management (Americas) Inc. (UBS), under which Wellington Management, Loomis Sayles, BHMS, and UBS direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

               The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $622,000.

               The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $639,000.

               The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45%

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           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

               on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to BHMS, of $835,000.

               The Manager (not the Fund) pays UBS a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that UBS manages. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to UBS, of $1,100,000.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,186,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $24,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

               administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,276,000.

            E. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR
               VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            B. SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND
               FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

               issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

            C. SFAS NO.  161,  "DISCLOSURES  ABOUT  DERIVATIVE  INSTRUMENTS  AND
               HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JULY 31,
                                         ----------------------------------------------------------------------------
                                               2008             2007             2006             2005           2004
                                         ----------------------------------------------------------------------------
Net asset value at
   beginning of period                   $    19.26       $    18.14       $    19.16       $    17.72     $    15.76
                                         ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                        .12              .13              .10              .13            .04
   Net realized and
      unrealized gain (loss)                  (1.80)            3.08              .16             2.61           1.97
                                         ----------------------------------------------------------------------------
Total from investment operations              (1.68)            3.21              .26             2.74           2.01
                                         ----------------------------------------------------------------------------
Less distributions from:
   Net investment income                       (.11)            (.13)            (.10)            (.13)          (.05)
   Realized capital gains                     (2.61)           (1.96)           (1.18)           (1.17)             -
                                         ----------------------------------------------------------------------------
Total distributions                           (2.72)           (2.09)           (1.28)           (1.30)          (.05)
                                         ----------------------------------------------------------------------------
Net asset value at end of period         $    14.86       $    19.26       $    18.14       $    19.16     $    17.72
                                         ============================================================================
Total return (%)*                            (10.69)           18.46(a)          1.22            15.79          12.75
Net assets at end of period (000)        $1,292,943       $1,531,563       $1,376,986       $1,329,900     $1,130,036
Ratios to average net assets:**
   Expenses (%)(b)                             1.00              .99(a)          1.01             1.00           1.01
   Net investment income (%)                    .74              .57              .59              .69            .22
Portfolio turnover (%)                           83              119              179               81             73

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended July 31, 2008, average net assets were $1,457,114,000.
(a) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                               (.01%)           (.01%)           (.02%)           (.02%)         (.03%)

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH & INCOME FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING               ENDING              DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE        FEBRUARY 1, 2008 -
                                   FEBRUARY 1, 2008        JULY 31, 2008           JULY 31, 2008
                                   ---------------------------------------------------------------
Actual                                $1,000.00              $  934.80                  $4.76

Hypothetical
  (5% return before expenses)          1,000.00               1,019.94                   4.97

         *Expenses are equal to the Fund's annualized expense ratio of 0.99%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (6.52)% for the six-month period of February 1, 2008, through July 31, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         renewal of the Investment Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, and was below the average of its performance

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         universe and its Lipper index for the three- and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2007, and in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2007. The Board noted management's discussion of the Fund's performance and took into account actions taken with respect to the Fund's performance. The Board also noted the Fund's improved more recent performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         account management's discussion of the current advisory fee structure. The Board also noted that the Manager pays the subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2008

         Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to each Subadviser. As noted previously, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, Jr.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    Learn More Online Now
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
             (800)531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23431-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    SEPTEMBER 25, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    SEPTEMBER 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    SEPTEMBER 26, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.